  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 18, 1997


                                         SECURITIES ACT FILE NO. 333-33703
                                 INVESTMENT COMPANY ACT FILE NO. 811-08337
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                ---------------
                                   FORM N-2
 [X]        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
 [X]
                      PRE-EFFECTIVE AMENDMENT NO. 4
 [_]                    POST-EFFECTIVE AMENDMENT NO.
                                    AND/OR
 [X]    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
 [X]
                             AMENDMENT NO. 4
                       (CHECK APPROPRIATE BOX OR BOXES)

                                ---------------
                             SNYDER STRYPES TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                ---------------

                           C/O PUGLISI & ASSOCIATES
                              850 LIBRARY AVENUE
                                   SUITE 204
                            NEWARK, DELAWARE 19715
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 738-6680

                              RL&F SERVICE CORP.
                               ONE RODNEY SQUARE
                                  10TH FLOOR
                             10TH AND KING STREETS
                          WILMINGTON, DELAWARE 19801
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ---------------

                                  COPIES TO:
  NORMAN D. SLONAKER,      THOMAS H. MCCORMICK, ESQ.       MICHAEL W. BLAIR,
          ESQ.                                                    ESQ.
    BROWN & WOOD LLP          SHAW PITTMAN POTTS &        DEBEVOISE & PLIMPTON
 ONE WORLD TRADE CENTER         TROWBRIDGE
                              2300 N STREET, N.W.           875 THIRD AVENUE
   NEW YORK, NEW YORK        WASHINGTON, D.C. 20037        NEW YORK, NEW YORK
       10048-0557                                                10022

                                ---------------

  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

  If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

  If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. [_]

  If this form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. [_]

  If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. [X]
                                ---------------


  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID
SECTION 8(A), MAY DETERMINE.


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

                          Incorporation by Reference
                          --------------------------

The preliminary prospectus contained in Pre-Effective Amendment No. 3 to Registration Statement Nos. 333-33703 and 811-08337 of Snyder Strypes Trust on Form N-2 is incorporated by reference into this Pre-Effective Amendment No. 4, with the exception of the following pages 39 and 40.

                         INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder of Snyder STRYPES Trust:

  We have audited the accompanying statement of assets, liabilities and capital of Snyder STRYPES Trust as of September 12, 1997. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

  In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Snyder STRYPES Trust, as of September 12, 1997 in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP
New York, New York

September 16, 1997

                             SNYDER STRYPES TRUST

                 STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                            SEPTEMBER 12, 1997

                                 ASSETS
Cash..................................................................... $100
                                                                          ----
  Total Assets........................................................... $100
                                                                          ====
                               LIABILITIES
Total Liabilities........................................................ $  0
                                                                          ====
NET ASSETS............................................................... $100
                                                                          ====
CAPITAL
STRYPES, par value $.10 per STRYPES; 1 STRYPES issued and outstanding
 (Note 3)................................................................ $100
                                                                          ====

--------
(1) The Trust was created as a Delaware business trust on August 5, 1997 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Costs incurred in connection with the organization of the Trust and ongoing administrative expenses will be paid by the Contracting Stockholders.
(2) Offering expenses will be payable upon completion of the Offering and also will be paid by the Contracting Stockholders.

(3) On September 12, 1997, the Trust issued one STRYPES to ML IBK Positions, Inc., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, in consideration for a purchase price of $100.

    The Declaration of Trust provides that prior to the Offering, the Trust will split the outstanding STRYPES to be effected on the date that the price and underwriting discount of the STRYPES being offered to the public is determined, but prior to the sale of the STRYPES to the Underwriters. The outstanding STRYPES will be split into the smallest whole number of STRYPES that would result in the per STRYPES amount recorded as capital, after effecting the split, not exceeding the public offering price per STRYPES.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  1. FINANCIAL STATEMENTS

   Independent Auditors' Report

   Statement of Assets, Liabilities and Capital as of September 12, 1997

  2. EXHIBITS

 (a)(1) Trust Agreement*
    (2) Form of Amended and Restated Trust Agreement*
    (3) Certificate of Trust*
 (b)    Not applicable
 (c)    Not applicable
 (d)(1) Form of Specimen certificate for STRYPES (included in Exhibit 2(a)(2))*
    (2) Portions of the Amended and Restated Trust Agreement of the Registrant defining the rights of Holders of STRYPES (a)*
 (e)    Not applicable
 (f)    Not applicable
 (g)    Not applicable
 (h)(1) Form of Purchase Agreement*
    (2) Form of Registration Agreement*
 (i)    Not applicable
 (j)    Form of Custodian Agreement*
 (k)(1) Form of Administration Agreement*
    (2) Form of Paying Agent Agreement*
    (3) Form of Forward Purchase Contract*
    (4) Form of Security and Pledge Agreement*
    (5) Form of Fund Expense Agreement*
    (6) Form of Fund Indemnity Agreement*
 (l)    Opinion and Consent of Brown & Wood llp, counsel to the Trust*
 (m)    Not applicable
 (n)(1) Tax Opinion and Consent of Brown & Wood llp, counsel to the Trust*
    (2) Consent of Deloitte & Touche llp, independent auditors for the Trust
 (o)    Not applicable
 (p)    Form of Subscription Agreement*
 (q)    Not applicable
 (r)    Financial Data Schedule*

--------
(a) Reference is made to Article III (Section 3.2), Article IV, Article V and
    Article VIII (Sections 8.1 and 8.6) of the Trust's Amended and Restated Trust Agreement filed as Exhibit (a)(2) to this Registration Statement.
 * Previously filed.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 18th day of September, 1997.

                                          Snyder STRYPES Trust


                                          By:      /s/ Donald J. Puglisi
                                              ---------------------------------
                                                     Donald J. Puglisi
                                                     Managing Trustee

  Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

                NAME                           TITLE                 DATE
                ----                           -----                 ----
        /s/ Donald J. Puglisi          Managing Trustee         September 18, 1997
-------------------------------------
          DONALD J. PUGLISI

       William R. Latham III*          Trustee
-------------------------------------
        WILLIAM R. LATHAM III

          James B. O'Neill*            Trustee
-------------------------------------
          JAMES B. O'NEILL


*By: /s/ Donald J. Puglisi                                      September 18, 1997
-------------------------------------
  (DONALD J. PUGLISI, ATTORNEY-IN-FACT)

                                 EXHIBIT INDEX

 EXHIBIT DESCRIPTION                                                       PAGE
 ------- -----------                                                       ----
 (a)(1)  Trust Agreement*
    (2)  Form of Amended and Restated Trust Agreement*
    (3)  Certificate of Trust*
 (b)     Not applicable
 (c)     Not applicable
 (d)(1)  Form of Specimen certificate for STRYPES (included in Exhibit
         2(a)(2))*
    (2)  Portions of the Declaration of Trust of the Registrant defining the rights of Holders of STRYPES (a)*
 (e)     Not applicable
 (f)     Not applicable
 (g)     Not applicable
 (h)(1)  Form of Purchase Agreement*
    (2)  Form of Registration Agreement*
 (i)     Not applicable
 (j)     Form of Custodian Agreement*
 (k)(1)  Form of Administration Agreement*
    (2)  Form of Paying Agent Agreement*
    (3)  Form of Forward Purchase Contract*
    (4)  Form of Security and Pledge Agreement*
    (5)  Form of Fund Expense Agreement*
    (6)  Form of Fund Indemnity Agreement*
 (l)     Opinion and Consent of Brown & Wood llp, counsel to the Trust*
 (m)     Not applicable
 (n)(1)  Tax Opinion and Consent of Brown & Wood llp, counsel to the
         Trust*
    (2)  Consent of Deloitte & Touche llp, independent auditors for the
         Trust
 (o)     Not applicable
 (p)     Form of Subscription Agreement*
 (q)     Not applicable
 (r)     Financial Data Schedule*

--------
(a) Reference is made to Article III (Section 3.2), Article IV, Article V and
    Article VIII (Sections 8.1 and 8.6) of the Trust's Amended and Restated Trust Agreement filed as Exhibit (a)(2) to this Registration Statement.
 * Previously filed.